COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENT LIABILITIES
Purchase obligation	$ 16,237,000
Maximum amount of royalties to be paid out of research and development grants received	100.00%
Contractual obligation	$ 523,000
Additional fund amounts invested	189
Purchase of software
COMMITMENTS AND CONTINGENT LIABILITIES
Purchase obligation	$ 4,800,000
Minimum | Product Manufacturing in Israel
COMMITMENTS AND CONTINGENT LIABILITIES
Rate of royalties payable as percentage on sales	3.00%
Maximum | Product Manufacturing in Israel
COMMITMENTS AND CONTINGENT LIABILITIES
Rate of royalties payable as percentage on sales	5.00%
Royalty Agreement Terms
COMMITMENTS AND CONTINGENT LIABILITIES
Contractual obligation	$ 23,837,000	$ 22,084,000